Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Level 3 Instruments Measured at Fair Value on Recurring Basis

Level 3 instruments measured at fair value on a recurring basis
$
Assets:
Balance at January 1, 2015	2,611
Investment during 2015	21,151
Unrealized fair value loss included in other comprehensive income	(3,388)
Cost adjustment included in share of results of equity investees	(1,572)
Exchange differences	2

Balance at December 31, 2015	18,804

Investment during 2016	3,796
Cost adjustment included in share of results of equity investees	(16,006)
Unrealized fair value gain included in other comprehensive income	16,136
Impairment loss included in investment gain, net	(4,226)
Disposal during 2016	(16,866)
Exchange differences	750

Balance at December 31, 2016	2,388

Investment during 2017	18,000
Impairment loss	(1,147)
Exchange differences	8

Balance at December 31, 2017	19,249

Liabilities:
Convertible promissory notes issued during the year	(675,000)
Fair value loss	(51,950)

Balance at December 31,2017	(726,950)

Fair Value, Measurements, Recurring [Member]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2016
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$
Cash equivalents	2,675	—	—	2,675
Available-for-sale investments – non-current	—	—	2,388	2,388

	2,675	—	2,388	5,063

	Fair value measurement at December 31, 2017
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	$	$	$	$
Cash equivalents	3,133	—	—	3,133
Available-for-sale investments – non-current	—	—	1,249	1,249
Available-for-sale investments – current	—	—	18,000	18,000
Convertible promissory notes	—	—	(726,950)	(726,950)

	3,133	—	(707,701)	(704,568)